STOCK OPTIONS - Schedule of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding at beginning of year (in shares)	340,377,000	314,391,000
Granted (in shares)	159,598,000	49,500,000
Exercised (in shares)	(7,033,000)	(3,014,000)
Forfeited (in shares)	(21,500,000)	(20,500,000)
Balance (in shares)	471,442,000	340,377,000	314,391,000
Weighted-Average Exercise Price
Outstanding at beginning of year (in USD per share)	$ 23.43	$ 23.28
Granted (in USD per share)	27.80	23.58
Exercised (in USD per share)	11.94	11.94
Forfeited (in USD per share)	25.58	23.22
Balance (in USD per share)	$ 24.98	$ 23.43	$ 23.28
Weighted-Average Remaining Contractual Life in Years
Outstanding	7 years 3 months 18 days	7 years 4 months 2 days	8 years
Granted	9 years 4 months 24 days	9 years 4 months 17 days
Exercised	4 years 2 months 23 days	2 years 6 months 4 days
Forfeited	8 years 7 months 2 days	7 years 8 months 27 days
Aggregate Intrinsic Value
Outstanding	$ 194	$ 137
Granted	480	21
Exercised	132	36
Forfeited	109	16
Outstanding	$ 2,696	$ 194	$ 137
Exercisable
Outstanding (in shares)	134,644,000	89,677,000
Weighted-average exercise price (in USD per share)	$ 23.60	$ 22.61
Weighted-average remaining contractual life in years	5 years 10 months 6 days	6 years 5 months 12 days
Aggregate intrinsic value	$ 950	$ 125